Summary of significant accounting policies (Details 2) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Non-current assets
Trading properties	$ 234,403	$ 254,455
Investment in associates and joint ventures	31,395	40,715
Deferred income tax assets	(541)	(1,827)
Trade and other receivables	15,204	14,202
Total non-current assets	354,930	398,201
Current assets
Trading properties	366	5,097
Total current assets	153,059	159,473
TOTAL ASSETS	507,989	557,674
Non-controlling interest	72,180	86,213
TOTAL SHAREHOLDERS' EQUITY	89,000	123,461	$ 105,570	$ 94,365
Non-current liabilities
Borrowings	278,062	291,640
Total non-current liabilities	329,387	345,261
Current liabilities
Trade and other payables	(1,980)	(5,766)
Total Current liabilities	89,602	88,952
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	507,989	$ 557,674
July 1, 2018 [Member]
Non-current assets
Trading properties	(4,143)
Investment in associates and joint ventures	(99)
Deferred income tax assets	(230)
Trade and other receivables	267
Total non-current assets	(4,205)
Current assets
Trading properties	(1,048)
Groups of assets held for sale	408
Total current assets	(640)
TOTAL ASSETS	(4,845)
Shareholders' equity (according to corresponding statement)	(142)
Non-controlling interest	(93)
TOTAL SHAREHOLDERS' EQUITY	(235)
Non-current liabilities
Trade and other payables	206
Income tax and minimum presumed income tax liabilities	(166)
Borrowings	(1,933)
Total non-current liabilities	(1,893)
Current liabilities
Trade and other payables	(2,794)
Income tax and minimum presumed income tax liabilities	77
Total Current liabilities	(2,717)
TOTAL LIABILITIES	(4,610)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(4,845)
Implementation of IFRS 15 [Member] | July 1, 2018 [Member]
Non-current assets
Trading properties	(4,143)
Investment in associates and joint ventures	159
Deferred income tax assets	(230)
Trade and other receivables	393
Total non-current assets	(3,821)
Current assets
Trading properties	(1,048)
Groups of assets held for sale	418
Total current assets	(630)
TOTAL ASSETS	(4,451)
Shareholders' equity (according to corresponding statement)	89
Non-controlling interest	240
TOTAL SHAREHOLDERS' EQUITY	329
Non-current liabilities
Trade and other payables
Income tax and minimum presumed income tax liabilities	(53)
Borrowings	(1,933)
Total non-current liabilities	(1,986)
Current liabilities
Trade and other payables	(2,794)
Income tax and minimum presumed income tax liabilities
Total Current liabilities	(2,794)
TOTAL LIABILITIES	(4,780)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(4,451)
Implementation of IFRS 9 [Member] | July 1, 2018 [Member]
Non-current assets
Trading properties
Investment in associates and joint ventures	(258)
Deferred income tax assets
Trade and other receivables	(126)
Total non-current assets	(384)
Current assets
Trading properties
Groups of assets held for sale	(10)
Total current assets	(10)
TOTAL ASSETS	(394)
Shareholders' equity (according to corresponding statement)	(231)
Non-controlling interest	(333)
TOTAL SHAREHOLDERS' EQUITY	(564)
Non-current liabilities
Trade and other payables	206
Income tax and minimum presumed income tax liabilities	(113)
Borrowings
Total non-current liabilities	93
Current liabilities
Trade and other payables
Income tax and minimum presumed income tax liabilities	77
Total Current liabilities	77
TOTAL LIABILITIES	170
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ (394)